Insurance-related accounts - Summary of Changes in Deferred Insurance Acquisition Costs (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in deferred acquisition costs arising from insurance contracts [abstract]
Beginning Balance		¥ 631,231	¥ 194,116
Current portion, beginning balance	[1]	7,245	6,212
Non-current portion, beginning balance		623,986	187,904
New deferred insurance acquisition costs		109,320	96,638
Amortization amount for current period		(69,237)	(44,738)
Shadow accounting adjustments		4,505	383,731
Currency exchange rate fluctuations		8,017	1,484
Ending Balance		683,836	631,231
Current portion, ending balance	[1]	7,310	7,245
Non-current portion, ending balance		¥ 676,526	¥ 623,986

[1]	The current portion of deferred insurance acquisition costs is included in other current assets in the consolidated statements of financial position.